Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,528,448	$ 2,029,238
Betting revenue	870,938	491,139
Other sources of revenue	2,505	3,277
Total revenue	2,528,448	2,029,238	[1],[2]
Poker
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	793,284	892,557
Gaming
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	792,299	585,846
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 69,422	$ 56,419

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.